INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
The partnership is a flow-through entity for tax purposes and as such is not subject to Bermudian taxation. However, income taxes are recognized for the amount of taxes payable by the primary holding subsidiaries of the partnership (“Holding Entities”), any direct or indirect corporate subsidiaries of the Holding Entities and for the impact of deferred tax assets and liabilities related to such entities.

The components of net deferred tax liability are presented as follows:

(US$ Millions)	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets:
Non-capital losses (Canada)	$95	$64
Capital losses (Canada)	34	33
Net operating losses (United States)	352	465
Non-capital losses (foreign)	118	141
Tax credit carryforwards	77	27
Deferred financing costs	203	—
Other	31	42
	910	772
Deferred income tax (liabilities):
Properties	(4,160)	(3,630)
	(4,160)	(3,630)
Net deferred tax (liability)	$(3,250)	$(2,858)

The changes in deferred tax balances are presented as follows:

		Recognized in
(US$ Millions)	Dec. 31, 2020	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2021
Deferred tax assets	$772	$164	$7	$—	$(5)	$(28)	$910
Deferred tax (liabilities)	(3,630)	(519)	—	85	(96)	—	(4,160)
Net deferred tax (liability)	$(2,858)	$(355)	$7	$85	$(101)	$(28)	$(3,250)

		Recognized in
(US$ Millions)	Dec. 31, 2019	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2020
Deferred tax assets	$631	$231	$(35)	$—	$8	$(63)	$772
Deferred tax (liabilities)	(3,146)	(393)	—	—	(91)	—	(3,630)
Net deferred tax (liability)	$(2,515)	$(162)	$(35)	$—	$(83)	$(63)	$(2,858)

During 2021, the partnership and its subsidiaries have reevaluated certain net operating losses and have reversed $7 million of previously written off NOLs that occurred in the prior year. The partnership and its subsidiaries have disposed of a corporate entity in BSREP II and as a result have written off deferred tax liabilities of $85 million associated with that corporation. The partnership and its subsidiaries reclassed $28 million dollars of deferred tax assets into Assets Held for Sale.

During 2020, the partnership and its subsidiaries have reevaluated certain net operating losses in entities that have been previously acquired and determined that the partnership does not expect to utilize those losses. As such, the partnership has written off $35 million of NOLs via equity. The partnership and its subsidiaries utilized certain tax attributes to reduce overall tax liabilities, resulting in a reduction of deferred tax assets in the amount of $63 million.

The Holding Entities and their Canadian subsidiaries have deferred tax assets of $95 million (December 31, 2020 - $64 million) related to non-capital losses that will begin to expire in 2032, and $34 million (December 31, 2020 - $33 million) related to capital losses that have no expiry. The Holding Entities and their U.S. subsidiaries have deferred tax assets of $352 million (December 31, 2020 - $465 million) related to net operating losses that will begin to expire in 2026. The Holding Entities and their U.S. subsidiaries have deferred tax assets of $203 million (December 31, 2020 - nil) related to non-capital losses which will begin to expire in 2023. The holding entities and their foreign subsidiaries, mainly in India, South Korea and the United Kingdom, have deferred tax assets of $118 million (December 31, 2020 - $141 million) related to non-capital losses which will begin to expire in 2021.
The gross deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized are as follows:

(US$ Millions)	Dec. 31, 2021	Dec. 31, 2020
Unused tax losses - gross
Net operating losses (United States)	$34	$24
Capital losses (United States)	275	—
Net operating losses (foreign)	513	409
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$822	$433

The Holding Entities, their U.S. subsidiaries, and foreign subsidiaries have gross deductible temporary differences, unused tax losses, and unused tax credits which have not been recognized of $822 million (December 31, 2020 - $433 million) related to net operating losses and capital losses. Approximately $256 million of the foreign net operating losses will expire by 2031. The remaining foreign net operating losses have no expiry. The majority of the U.S. net operating losses will begin to expire in 2035. The majority of U.S. capital losses will begin to expire in 2026.

The aggregate amount of gross temporary differences associated with investments and interests in joint arrangements in subsidiaries for which deferred tax liabilities have not been recognized as of December 31, 2021 is approximately $10 billion (December 31, 2020 - $10 billion).

The major components of income tax expense include the following:

(US$ Millions) Years ended Dec. 31,	2021	2020	2019
Current income tax expense	$134	$58	$164
Deferred income tax expense (benefit)	356	162	32
Income tax expense	$490	$220	$196

The increase in income tax expense for the year ended December 31, 2021 compared to the prior year primarily relates to tax rate changes in jurisdictions in which the partnership holds investments.

Years ended Dec. 31,	2021	2020	2019
Statutory income tax rate	26%	26%	26%
Increase (decrease) in rate resulting from:
International operations subject to different tax rates	(7)%	(35)%	(14)%
Non-controlling interests in income of flow-through entities	(10)%	8%	(4)%
Change in tax rates applicable to temporary differences in other jurisdictions	2%	(8)%	(3)%
Other	1%	(3)%	—%
Effective income tax rate	12%	(12)%	5%

As the partnership is not subject to tax, the analyses used the applicable Canadian blended Federal and Provincial tax rate as the statutory income tax rate.